SUBSEQUENT EVENTS (Details Narrative)														1 Months Ended		3 Months Ended	6 Months Ended
	Nov. 21, 2024 GBP (£) shares	Aug. 29, 2024 GBP (£)	Aug. 28, 2024 $ / shares shares	Aug. 15, 2024 GBP (£)	Aug. 13, 2024 £ / shares shares	Aug. 12, 2024 $ / shares	Jul. 31, 2024	Jul. 17, 2024	Mar. 12, 2024 USD ($) shares	Mar. 12, 2024 GBP (£) shares	Dec. 15, 2023	Mar. 27, 2023 USD ($) $ / shares shares	Mar. 27, 2023 GBP (£) shares	Jan. 31, 2024 £ / shares shares	Jan. 31, 2023 £ / shares shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£) £ / shares	Jun. 30, 2023 GBP (£) shares	Sep. 02, 2024 USD ($)	Aug. 28, 2024 £ / shares shares	Aug. 12, 2024 £ / shares	Dec. 31, 2023 £ / shares	Apr. 03, 2023 $ / shares shares
Subsequent Event [Line Items]
American depositary shares ratio description											On December 15, 2023, the Company changed its ratio of ADSs ordinary shares from one ADS representing one ordinary share to one ADS representing 20 ordinary shares
Common stock, par value | (per share)																	£ 0.0001					£ 0.0001	$ 0.30
Warrants to purchase ADSs and shares																							200,000
Warrants and Rights Outstanding, Term																							5 years
Warrant exercise price | $ / shares																							$ 1,000
Proceeds from warrant exercises | £																	£ 986,772
American Depositary Shares [Member]
Subsequent Event [Line Items]
Number of shares issued									62,375	62,375				139,800	6,575
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued									12,475,000	12,475,000				27,960,000	1,315,000			4,849,340
Common stock, par value | £ / shares														£ 0.0001
Warrants purchase price | £ / shares															£ 0.0001
Proceeds from warrant exercises									$ 1,263,000	£ 986,772
Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase ADSs and shares												14,000
Warrant exercise price | $ / shares												$ 1,000
Prefunded Warrant [Member]
Subsequent Event [Line Items]
Warrants purchase price | £ / shares														£ 0.0001	£ 0.0001
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Proceeds from offering												$ 4,900,000	£ 4,000,000.0
Securities Purchase Agreement [Member] | American Depositary Shares [Member]
Subsequent Event [Line Items]
Number of shares issued												1,075	1,075
Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued												215,000	215,000
Securities Purchase Agreement [Member] | Prefunded Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase ADSs and shares												16,112
Warrants purchase price | $ / shares												$ 319.80
Subsequent Event [Member]
Subsequent Event [Line Items]
American depositary shares ratio description							On July 31, 2024, the Company changed its ratio of its ADSs to ordinary shares from one ADS representing 20 ordinary shares to one ADS representing 200 ordinary shares	On July 17, 2024, our Board of Directors approved the change in the ratio of ADSs evidencing ordinary shares from one (1) ADS representing twenty (20) ordinary share to one (1) ADS representing two hundred (200) ordinary shares, which will result in a one for 10 reverse split of
Reverse stock split							one-for-10 reverse ADS split
Class of wrrant or right outstanding	1,142,000
Proceeds from warrant exercises | £	£ 1,100,000
Subsequent Event [Member] | Bryan Kobel [Member]
Subsequent Event [Line Items]
One time bonus | $																			$ 125,000
Subsequent Event [Member] | Martin Thorp [Member]
Subsequent Event [Line Items]
One time bonus | $																			$ 125,000
Subsequent Event [Member] | Arlene Morris [Member]
Subsequent Event [Line Items]
Compensation | $																$ 75,000
Subsequent Event [Member] | James Culverwell [Member]
Subsequent Event [Line Items]
Compensation | $																$ 65,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrant exercise price | (per share)			$ 1.00			$ 1.00														£ 0.76	£ 0.78
Foreign price translation description			U.S. dollars at the rate of £1.00 to $1.3193 as of August 28, 2024			U.S. dollars at the rate of £1.00 to $1.277 as of August 12, 2024
Proceeds from offering | £		£ 6,000,000.0		£ 2,000,000.0
Subsequent Event [Member] | Securities Purchase Agreement [Member] | American Depositary Shares [Member]
Subsequent Event [Line Items]
Number of shares issued					23,950
Sale of shares			53,558
Subsequent Event [Member] | Securities Purchase Agreement [Member] | American Depositary Shares [Member] | Prefunded Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase ADSs and shares			5,946,442		1,976,050															5,946,442
Subsequent Event [Member] | Securities Purchase Agreement [Member] | American Depositary Shares [Member] | Series G Purchase Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase ADSs and shares					2,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | American Depositary Shares [Member] | Series H Purchase Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase ADSs and shares			6,000,000																	6,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued			10,711,600		4,790,000
Common stock, par value | £ / shares					£ 0.0001															£ 0.0001
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member] | Prefunded Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase ADSs and shares			1,189,288,400		395,210,000															1,189,288,400
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member] | Series G Purchase Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase ADSs and shares					400,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member] | Series H Purchase Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase ADSs and shares			1,200,000,000																	1,200,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants purchase price | £ / shares					£ 1.00															£ 1.00
Warrants and Rights Outstanding, Term			1 year		1 year															1 year
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Prefunded Warrant [Member]
Subsequent Event [Line Items]
Warrants purchase price | £ / shares					£ 0.999															£ 0.999
Warrant exercise price | £ / shares					£ 0.001															£ 0.001